Expenses by nature	12 Months Ended
Dec. 31, 2023
Expenses by nature
Expenses by nature

6Expenses by nature

	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Employee benefit expenses (Note 7)	309,250	234,142	221,971
Advertising and marketing expenses	255,534	132,202	164,236
Cost of inventories and consumables	174,991	160,152	204,881
Operating lease rental expenses	15,836	12,822	9,374
Amortisation and depreciation	99,135	61,485	65,897
Utilities and office expenses	76,579	39,085	38,329
Travelling and entertainment expenses	12,818	7,009	8,451
Bank charges	3,213	4,035	4,890
Loss on disposal of property, plant and equipment	—	20,465	—
Legal and professional fees	30,570	14,743	11,355
Other expenses	9,820	5,218	2,015
	987,746	691,358	731,399